UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Erin Nelson
Clough Global Allocation Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 - January 31, 2015

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Clough Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 121.31%
Consumer Discretionary 31.11%
Automobiles 0.75%
Ford Motor Co.	61,800	$909,078
Great Wall Motor Co., Ltd. - Class H	69,500	399,394
		1,308,472

Consumer Services 0.52%
Starbucks Corp.	10,200	892,806

Diversified Consumer Services 0.83%
Service Corp. International(a)	63,500	1,437,005

Hotels 2.99%
SeaWorld Entertainment, Inc.(a)(b)	109,300	1,913,843
Wyndham Worldwide Corp.(a)(b)	38,980	3,266,134
		5,179,977

Household Durables 7.83%
DR Horton, Inc.(a)(b)	222,226	5,448,981
Lennar Corp. - Class A(a)(b)	110,200	4,949,082
Man Wah Holdings, Ltd.	816,130	699,032
PulteGroup, Inc.(a)(b)	120,949	2,490,340
		13,587,435

Internet & Catalog Retail 4.31%
Liberty Interactive Corp. - Class A(a)(c)	62,612	1,713,065
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	54,217	1,297,955
Liberty Ventures - Series A(a)(b)(c)	79,772	2,979,484
Priceline Group, Inc.(a)(c)	1,477	1,491,002
		7,481,506

Media 5.95%
Comcast Corp. - Class A(a)(b)	43,700	2,322,436
IMAX Corp.(a)(b)(c)	50,200	1,673,166
Liberty Broadband Corp. - Class A(a)(b)(c)	12,528	557,120
Liberty Broadband Corp. - Class C(a)(b)(c)	54,148	2,404,171
Liberty Media Corp. - Class A(a)(b)(c)	50,112	1,706,314
Liberty Media Corp. - Class C(a)(b)(c)	48,424	1,652,227
		10,315,434

Multiline Retailing 0.30%
Don Quijote Holdings Co., Ltd.	7,000	513,838

	Shares	Value
Consumer Discretionary (continued)
Specialty Retail 6.37%
AutoNation, Inc.(a)(b)(c)	58,736	$3,501,840
CarMax, Inc.(a)(c)	26,300	1,633,230
Lumber Liquidators Holdings, Inc.(c)	46,100	2,911,215
Signet Jewelers, Ltd.(a)(b)	24,750	2,997,473
		11,043,758

Textiles 1.26%
Michael Kors Holdings, Ltd.(a)(b)(c)	30,900	2,187,411

TOTAL CONSUMER DISCRETIONARY		53,947,642

Consumer Staples 0.68%
Suntory Beverage & Food, Ltd.	10,600	374,155
Vinda International Holdings, Ltd.	480,498	795,840
		1,169,995

Energy 2.12%
Cheniere Energy, Inc.(a)(c)	39,100	2,790,958
Phillips 66(a)	5,000	351,600
Tesoro Corp.	2,800	228,844
Western Refining, Inc.(a)	8,200	304,466
		3,675,868

Financials 23.52%
Business Development Corporations 1.88%
Ares Capital Corp.(a)(b)	117,000	1,948,050
Golub Capital BDC, Inc.	73,800	1,316,592
		3,264,642

Capital Markets 2.37%
Daiwa Securities Group, Inc.	92,000	675,722
Morgan Stanley(a)(b)	101,387	3,427,894
		4,103,616

Commercial Banks 1.82%
Bank of China, Ltd. - Class H	1,133,000	634,292
BOC Hong Kong Holdings, Ltd.	145,000	509,687
First Republic Bank(a)(b)	39,400	2,006,248
		3,150,227

Diversified Financials 9.38%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	183,658	1,445,388
Bank of America Corp.(a)(b)	501,791	7,602,134
Citigroup, Inc.(a)(b)	153,730	7,217,624
		16,265,146

Insurance 2.33%
American International Group, Inc.(a)(b)	72,900	3,562,623

	Shares	Value
Financials (continued)
Genworth Financial, Inc. - Class A(a)(b)(c)	69,493	$485,061
		4,047,684

Real Estate Investment Trusts 3.42%
PennyMac Mortgage Investment Trust(a)	97,714	2,199,542
Two Harbors Investment Corp.(a)	362,100	3,736,872
		5,936,414

Real Estate Management & Development 0.51%
Leopalace21 Corp.(c)	136,300	890,250

Thrifts & Mortgage Finance 1.81%
Ladder Capital Corp. - REIT(a)(c)	29,604	555,371
MGIC Investment Corp.(a)(b)(c)	303,570	2,586,417
		3,141,788

TOTAL FINANCIALS		40,799,767

Health Care 28.03%
AbbVie, Inc.(a)	13,100	790,585
Acceleron Pharma, Inc.(a)(c)	27,300	1,077,531
Accuray, Inc.(a)(b)(c)	176,500	1,300,805
Actavis PLC(a)(c)	6,900	1,839,126
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	22,400	520,128
Akorn, Inc.(a)(b)(c)	45,000	1,916,100
Alkermes PLC(a)(b)(c)	11,600	838,100
Anthem, Inc.(a)	3,910	527,694
Auris Medical Holding AG(c)	15,100	59,796
Bristol-Myers Squibb Co.(a)	27,387	1,650,614
Centene Corp.(a)(b)(c)	4,057	442,862
Cerner Corp.(a)(c)	22,900	1,519,415
Community Health Systems, Inc.(a)(b)(c)	46,400	2,184,048
Dynavax Technologies Corp.(a)(c)	57,200	978,120
Endo International PLC(a)(b)(c)	31,400	2,499,754
Gilead Sciences, Inc.(a)(c)	14,300	1,499,069
GW Pharmaceuticals PLC - ADR(a)(b)(c)	11,900	868,343
HCA Holdings, Inc.(a)(b)(c)	32,977	2,334,772
Healthways, Inc.(c)	44,929	926,436
Hologic, Inc.(a)(b)(c)	59,900	1,818,864
Illumina, Inc.(a)(c)	9,700	1,893,343
Intrexon Corp.(a)(c)	44,904	1,289,194
Intuitive Surgical, Inc.(c)	2,890	1,429,047
Jazz Pharmaceuticals PLC(a)(b)(c)	7,277	1,232,287
LifePoint Hospitals, Inc.(a)(c)	19,127	1,247,845
PAREXEL International Corp.(c)	18,500	1,127,760
Perrigo Co. PLC(a)	10,700	1,623,618
Pfizer, Inc.(a)	45,600	1,425,000
Puma Biotechnology, Inc.(c)	6,700	1,414,236
Salix Pharmaceuticals, Ltd.(a)(c)	2,720	366,302
Sanofi - ADR(a)(b)	43,653	2,011,967

	Shares	Value
Health Care (continued)
Select Medical Holdings Corp.(a)	50,500	$682,760
Shire PLC - ADR(a)(b)	10,500	2,302,230
Team Health Holdings, Inc.(a)(c)	32,034	1,656,158
Valeant Pharmaceuticals International, Inc.(a)(c)	9,900	1,583,703
Varian Medical Systems, Inc.(c)	12,400	1,147,744
Veracyte, Inc.(a)(c)	73,056	591,754
		48,617,110

Industrials 14.68%
Allegion PLC(a)(b)	42,800	2,311,628
Allison Transmission Holdings, Inc.(a)(b)(d)	64,441	2,018,292
Armstrong World Industries, Inc.(a)(c)	87,600	4,441,320
Colfax Corp.(c)	39,900	1,807,869
FANUC Corp.	10,700	1,812,339
FLIR Systems, Inc.(a)(b)	75,800	2,289,160
GEA Group AG	32,615	1,483,227
IHI Corp.	112,000	591,331
Kirby Corp.(c)	5,400	391,446
KLX, Inc.(c)	27,100	1,065,301
Mitsubishi Heavy Industries, Ltd.	182,000	1,015,313
Owens Corning	2,700	108,135
Roper Industries, Inc.(a)(b)	12,600	1,944,684
Toshiba Corp.	112,000	452,655
ViaSat, Inc.(a)(b)(c)	37,649	2,116,627
Wesco Aircraft Holdings, Inc.(a)(b)(c)	123,400	1,609,136
		25,458,463

Information Technology 18.25%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	1,900	169,252
Apple, Inc.(a)	6,200	726,392
Applied Materials, Inc.(a)	42,600	972,984
Baidu, Inc. - Sponsored ADR(c)	9,733	2,121,015
eBay, Inc.(a)(b)(c)	29,235	1,549,455
EMC Corp.(a)	47,700	1,236,861
Facebook, Inc. - Class A(c)	27,600	2,095,116
Hoya Corp.	15,000	587,456
Lam Research Corp.(a)(b)	60,000	4,586,400
MediaTek, Inc.	50,000	766,338
Micron Technology, Inc.(a)(c)	77,600	2,270,964
NXP Semiconductors NV(a)(c)	14,452	1,146,622
Omron Corp.	12,900	522,350
Recruit Holdings Co., Ltd.(c)	19,300	565,375
salesforce.com, Inc.(c)	37,600	2,122,520
Samsung Electronics Co., Ltd.	1,554	1,939,658
Spansion, Inc. - Class A(a)(c)	47,100	1,670,166
Western Digital Corp.(a)	9,800	952,854
Western Union Co.(a)(b)	332,255	5,648,335
		31,650,113

	Shares	Value
Materials 2.25%
Berry Plastics Group, Inc.(a)(c)	39,746	$1,344,210
Graphic Packaging Holding Co.(a)(c)	112,505	1,629,072
WR Grace & Co.(c)	10,800	936,144
		3,909,426

Telecommunication Services 0.67%
China Mobile, Ltd.	45,000	594,985
Nippon Telegraph & Telephone Corp.	9,500	567,913
		1,162,898

TOTAL COMMON STOCKS
(Cost $200,620,593)		210,391,282

EXCHANGE TRADED FUNDS 0.79%
CSOP FTSE China A50 ETF	810,200	1,367,003

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,255,375)		1,367,003

PARTICIPATION NOTES 1.24%
Consumer Discretionary 0.51%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15	216,500	886,295

Consumer Staples 0.73%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/15	18,600	527,203
Yongui Superstores Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/07/15	515,677	735,032
		1,262,235

TOTAL PARTICIPATION NOTES
(Cost $1,937,335)		2,148,530

	Shares	Value
WARRANTS 0.03%
Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	116,958	$58,479

TOTAL WARRANTS
(Cost $1,170)		58,479

	Number of
	Contracts	Value
PURCHASED OPTIONS 0.01%
Call Options Purchased 0.01%
eBay, Inc., Expires April 2015, Exercise Price $60.00	292	10,950

TOTAL Call Options Purchased
(Cost $37,679)		10,950

TOTAL PURCHASED OPTIONS
(Cost $37,679)		10,950

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 3.55%
Bank of America Corp.
Series X, Perpetual Maturity, 6.250%(e)(f)	$750,000	770,707
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(e)(f)	750,000	715,500
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(a)(e)(f)	1,300,000	1,268,085
Prudential Financial, Inc.
03/15/2044, 5.200% (e)	1,000,000	1,011,250
Stifel Financial Corp.
07/18/2024, 4.250% (a)	450,000	474,335
SunTrust Banks, Inc.
Perpetual Maturity, 5.625% (a)(e)(f)	1,250,000	1,276,563
Western Union Co.
11/17/2036, 6.200%	600,000	636,393

TOTAL CORPORATE BONDS
(Cost $6,048,974)		6,152,833

ASSET/MORTGAGE BACKED SECURITIES 8.36%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%(a)	594,481	623,716
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.832%(a)(e)	605,088	611,302

Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2013-67, Class BP, 07/25/2043, 3.000%(a)	$1,244,555	$1,306,208
Series 2013-132, Class LB, 01/25/2044, 3.000%	758,409	781,308
Government National Mortgage Association
Series 2014-86, Class A, 11/16/2040, 2.650%	392,888	402,354
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,186,990	1,210,601
Series 2014-81, Class EC, 12/20/2042, 2.000%	943,795	970,382
Series 2014-28, Class A, 01/16/2046, 2.000%	541,100	544,337
Series 2015-2, Class VA, 12/16/2049, 2.500%	1,400,000	1,422,144
Series 2014-120, Class A, 04/16/2056, 2.800%(e)	917,956	937,967
Series 2014-120, Class AC, 04/16/2056, 2.650%(e)	1,517,932	1,536,482
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%	268,142	310,895
Series 2012-20J, Class 1, 10/01/2032, 2.180%	2,037,021	2,040,541
Series 2013-20E, Class 1, 05/01/2033, 2.070%	1,824,881	1,809,256

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $14,104,829)		14,507,493

GOVERNMENT & AGENCY OBLIGATIONS 7.63%
U.S. Treasury Bonds
05/15/2030, 6.250% (a)	1,200,000	1,877,625
02/15/2031, 5.375% (a)	2,300,000	3,369,321
11/15/2041, 3.125% (a)	1,500,000	1,783,242
02/15/2042, 3.125% (a)	1,500,000	1,781,718
11/15/2042, 2.750% (a)	4,000,000	4,427,188

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $11,756,073)		13,239,094

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS 6.59%
Money Market Fund 5.73%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.062% 7-day yield)	9,936,089	9,936,088

U.S. Treasury Bills 0.86%
U.S. Treasury Bills Discount Notes

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
02/26/2015, 0.015%(a)(g)	$1,500,000	$1,499,984

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,436,072)		11,436,072

Total Investments - 149.51%
(Cost $247,198,100)		259,311,736

Liabilities in Excess of Other Assets - (49.51%)(h)		(85,875,590)

NET ASSETS - 100.00%		$173,436,146

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (27.68%)
Consumer Discretionary (3.47%)
Auto Components (0.50%)
Johnson Controls, Inc.	(18,800)	$(873,636)

Hotels (2.01%)
MGM Resorts International	(105,600)	(2,057,088)
Wynn Resorts, Ltd.	(9,600)	(1,420,320)
		(3,477,408)
Internet & Catalog Retail (0.45%)
Expedia, Inc.	(9,100)	(781,963)

Media (0.51%)
Cablevision Systems Corp. - New York Group A Shares	(46,400)	(877,888)

TOTAL CONSUMER DISCRETIONARY		(6,010,895)

Financials (3.27%)
Capital Markets (0.31%)
Mediobanca SpA	(63,127)	(548,555)

Commercial Banks (2.26%)
BNP Paribas S.A.	(14,278)	(754,674)
Credit Agricole S.A.	(36,933)	(440,923)
HSBC Holdings PLC	(142,000)	(1,327,077)
Societe Generale S.A.	(11,424)	(462,598)
Zions Bancorporation	(38,800)	(929,648)
		(3,914,920)
Diversified Financials (0.30%)
NASDAQ OMX Group, Inc.	(11,400)	(519,840)

Real Estate Management & Development (0.40%)
China Resources Land, Ltd.	(270,000)	(692,388)

TOTAL FINANCIALS		(5,675,703)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Health Care (8.46%)
Amgen, Inc.	(5,420)	$(825,249)
athenahealth, Inc.	(4,805)	(671,307)
Cigna Corp.	(19,400)	(2,072,502)
Hospira, Inc.	(21,800)	(1,382,774)
Humana, Inc.	(6,400)	(937,216)
Medicines Co.	(42,600)	(1,221,342)
Merck & Co., Inc.	(21,900)	(1,320,132)
PerkinElmer, Inc.	(46,300)	(2,116,373)
St. Jude Medical, Inc.	(13,200)	(869,484)
Stryker Corp.	(5,700)	(518,985)
Thermo Fisher Scientific, Inc.	(1,200)	(150,252)
UnitedHealth Group, Inc.	(7,000)	(743,750)
Waters Corp.	(15,500)	(1,845,275)
		(14,674,641)

Industrials (6.37%)
Alfa Laval AB	(32,029)	(595,352)
Caterpillar, Inc.	(15,400)	(1,231,538)
Dover Corp.	(12,800)	(896,512)
Emerson Electric Co.	(24,000)	(1,366,560)
Komatsu, Ltd.	(23,600)	(468,664)
Pentair PLC	(14,000)	(865,340)
Precision Castparts Corp.	(1,900)	(380,190)
Rockwell Automation, Inc.	(16,700)	(1,818,964)
Rolls-Royce Holdings PLC	(30,329)	(407,251)
Rolls-Royce Holdings Preference - C Shares(i)	(43,546)	(66)
Sandvik AB	(80,768)	(847,292)
SPX Corp.	(15,300)	(1,278,621)
Wartsila OYJ Abp	(19,200)	(892,356)
		(11,048,706)

Information Technology (2.63%)
Altera Corp.	(42,400)	(1,396,020)
International Business Machines Corp.	(8,200)	(1,257,142)
Paychex, Inc.	(8,500)	(384,710)
Xilinx, Inc.	(39,300)	(1,515,997)
		(4,553,869)

Materials (3.12%)
Anglo American PLC	(141,274)	(2,368,320)
Bemis Co., Inc.	(17,900)	(792,970)
BHP Billiton, Ltd.	(20,865)	(475,282)
Glencore International PLC	(358,434)	(1,343,745)
United States Steel Corp.	(17,800)	(435,032)
		(5,415,349)

Utilities (0.36%)
Hong Kong & China Gas Co., Ltd.	(273,000)	(626,833)

TOTAL COMMON STOCKS
(Proceeds $49,274,308)		(48,005,996)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
EXCHANGE TRADED FUNDS (19.22%)
Health Care Select Sector SPDR® Fund	(49,600)	$(3,435,792)
iShares® MSCI Emerging Markets ETF	(163,143)	(6,365,840)
iShares® Nasdaq Biotechnology ETF	(8,057)	(2,591,534)
iShares® Russell 2000® ETF	(13,338)	(1,543,207)
Market Vectors® Oil Service ETF	(70,600)	(2,343,920)
Market Vectors® Semiconductor ETF	(22,500)	(1,185,525)
Powershares QQQ ™ Trust Series 1	(8,700)	(879,570)
SPDR® S&P 500® ETF Trust	(75,200)	(15,000,144)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $31,453,835)		(33,345,532)

TOTAL SECURITIES SOLD SHORT
(Proceeds $80,728,143)		$(81,351,528)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of January 31, 2015, the aggregate market value of those securities was $172,569,706 representing 99.50% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2015, these securities had an aggregate market value of $3,522,159 or 2.03% of net assets.

(e)	Floating or variable rate security - rate disclosed as of January 31, 2015.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.
(i)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2015, this security had an aggregate market value of $(66), which is less than 0.005% of total net assets.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	54	03/17/2015	$(5,746,950)	$(73,143)
				$(5,746,950)	$(73,143)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$849,948	75 bps + FIXED 1M LIBOR .16875%	1 M LIBOR	07/21/2016	$45,762
Morgan Stanley	Bharti Infratel, Ltd.	604,418	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	270,284
Morgan Stanley	E Fund ChiNext Price Index ETF	523,216	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	68,968
Morgan Stanley	Housing Development Finance Corp.	678,042	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	162,524
Credit Suisse	ICICI Bank, Ltd.	726,927	75 bps + FIXED 1M LIBOR .16875%	1 M LIBOR	07/21/2016	17,139
Credit Suisse	Tata Motors, Ltd.	725,436	75 bps + FIXED 1M LIBOR .16875%	1 M LIBOR	07/21/2016	73,726
		$4,107,987				$638,403

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Morgan Stanley	Mahindra & Mahindra, Ltd.	$561,664	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$(21,308)
		$4,669,651				$617,095

Clough Global Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 131.78%
Consumer Discretionary 35.01%
Automobiles 0.76%
Ford Motor Co.	101,800	$1,497,478
Great Wall Motor Co., Ltd. - Class H	115,500	663,742
		2,161,220

Consumer Services 0.52%
Starbucks Corp.	16,900	1,479,257

Diversified Consumer Services 0.84%
Service Corp. International(a)(b)	106,300	2,405,569

Hotels 3.12%
SeaWorld Entertainment, Inc.(a)(b)	182,100	3,188,571
Wyndham Worldwide Corp.(a)(b)	68,244	5,718,165
		8,906,736

Household Durables 8.59%
DR Horton, Inc.(a)(b)	371,321	9,104,791
Lennar Corp. - Class A(a)(b)	184,100	8,267,931
Man Wah Holdings, Ltd.	1,355,620	1,161,115
PulteGroup, Inc.(a)(b)	202,086	4,160,951
Tempur Sealy International, Inc.(c)	32,700	1,799,481
		24,494,269

Internet & Catalog Retail 5.04%
Liberty Interactive Corp. - Class A(a)(b)(c)	140,686	3,849,169
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	93,748	2,244,327
Liberty Ventures - Series A(a)(b)(c)	154,303	5,763,217
Priceline Group, Inc.(a)(b)(c)	2,495	2,518,653
		14,375,366

Media 6.97%
Comcast Corp. - Class A(a)(b)	73,000	3,879,585
IMAX Corp.(a)(b)(c)	139,495	4,649,368
Liberty Broadband Corp. - Class A(a)(b)(c)	22,092	982,431
Liberty Broadband Corp. - Class C(a)(b)(c)	95,366	4,234,251
Liberty Media Corp. - Class A(a)(b)(c)	88,368	3,008,931
Liberty Media Corp. - Class C(a)(b)(c)	90,936	3,102,736
		19,857,302

Multiline Retailing 0.30%
Don Quijote Holdings Co., Ltd.	11,500	844,162

	Shares	Value
Consumer Discretionary (continued)
Specialty Retail 6.45%
AutoNation, Inc.(a)(b)(c)	97,667	$5,822,906
CarMax, Inc.(a)(c)	43,900	2,726,190
Lumber Liquidators Holdings, Inc.(c)	76,900	4,856,235
Signet Jewelers, Ltd.(a)(b)	41,046	4,971,081
		18,376,412

Textiles 2.42%
Carter's, Inc.	39,900	3,251,451
Michael Kors Holdings, Ltd.(a)(b)(c)	51,300	3,631,527
		6,882,978

TOTAL CONSUMER DISCRETIONARY		99,783,271

Consumer Staples 0.96%
Suntory Beverage & Food, Ltd.	17,500	617,708
Vinda International Holdings, Ltd.	1,281,222	2,122,066
		2,739,774

Energy 2.31%
Cheniere Energy, Inc.(a)(c)	64,800	4,625,424
Pacific Coast Oil Trust(d)	95,800	491,454
Phillips 66(a)	8,400	590,688
Tesoro Corp.	4,700	384,131
Western Refining, Inc.(a)	13,600	504,968
		6,596,665

Financials 25.70%
Business Development Corporations 1.14%
Ares Capital Corp.(a)	194,800	3,243,420

Capital Markets 2.39%
Daiwa Securities Group, Inc.	153,000	1,123,754
Morgan Stanley(a)(b)	168,496	5,696,850
		6,820,604

Commercial Banks 1.84%
Bank of China, Ltd. - Class H	1,885,000	1,055,287
BOC Hong Kong Holdings, Ltd.	241,500	848,893
First Republic Bank(a)(b)	65,600	3,340,352
		5,244,532

Diversified Financials 9.60%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	306,320	2,410,738
Bank of America Corp.(a)	845,305	12,806,371
Citigroup, Inc.(a)(b)	258,819	12,151,552
		27,368,661

	Shares	Value
Financials (continued)
Insurance 2.41%
American International Group, Inc.(a)	121,600	$5,942,592
Genworth Financial, Inc. - Class A(a)(b)(c)	134,390	938,042
		6,880,634

Real Estate Investment Trusts 3.48%
PennyMac Mortgage Investment Trust(a)	163,388	3,677,864
Two Harbors Investment Corp.(a)	604,700	6,240,504
		9,918,368

Real Estate Management & Development 0.52%
Leopalace21 Corp.(c)	227,000	1,482,662

Thrifts & Mortgage Finance 4.32%
Essent Group, Ltd.(c)	227,000	5,309,530
Ladder Capital Corp. - REIT(a)(c)	102,100	1,915,396
MGIC Investment Corp.(a)(b)(c)	506,253	4,313,276
NMI Holdings, Inc. - Class A(c)	100,300	772,310
		12,310,512

TOTAL FINANCIALS		73,269,393

Health Care 29.16%
AbbVie, Inc.(a)	22,200	1,339,770
Acceleron Pharma, Inc.(a)(c)	45,100	1,780,097
Accuray, Inc.(a)(b)(c)	293,200	2,160,884
Actavis PLC(a)(c)	11,500	3,065,210
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	37,400	868,428
Akorn, Inc.(a)(b)(c)	93,300	3,972,714
Alkermes PLC(a)(b)(c)	19,500	1,408,875
Anthem, Inc.	6,610	892,086
Auris Medical Holding AG(c)	25,000	99,000
Bristol-Myers Squibb Co.(a)(b)	45,516	2,743,249
Centene Corp.(a)(b)(c)	6,699	731,263
Cerner Corp.(a)(b)(c)	38,100	2,527,935
Community Health Systems, Inc.(a)(b)(c)	77,200	3,633,804
Dynavax Technologies Corp.(a)(b)(c)	95,400	1,631,340
Endo International PLC(a)(b)(c)	52,300	4,163,603
Gilead Sciences, Inc.(a)(c)	23,800	2,494,954
GW Pharmaceuticals PLC - ADR(a)(b)(c)	19,800	1,444,806
HCA Holdings, Inc.(a)(b)(c)	54,715	3,873,822
Healthways, Inc.(c)	73,741	1,520,539
Hologic, Inc.(a)(b)(c)	99,500	3,021,318
Illumina, Inc.(a)(c)	16,000	3,123,040
Intrexon Corp.(a)(c)	75,159	2,157,815
Intuitive Surgical, Inc.(c)	4,750	2,348,780
Jazz Pharmaceuticals PLC(a)(b)(c)	12,169	2,060,699
LifePoint Hospitals, Inc.(a)(c)	31,739	2,070,652
MedEquities Realty Trust, Inc.(e)	51,100	766,500

	Shares	Value
Health Care (continued)
PAREXEL International Corp.(c)	30,800	$1,877,568
Perrigo Co. PLC(a)	17,600	2,670,624
Pfizer, Inc.(a)	75,800	2,368,750
Puma Biotechnology, Inc.(c)	11,200	2,364,096
Salix Pharmaceuticals, Ltd.(a)(c)	4,520	608,708
Sanofi - ADR(a)	72,498	3,341,433
Select Medical Holdings Corp.(a)	83,700	1,131,624
Shire PLC - ADR(a)(b)	17,300	3,793,198
Team Health Holdings, Inc.(a)(b)(c)	53,162	2,748,475
TESARO, Inc.(c)	15,600	627,588
Valeant Pharmaceuticals International, Inc.(a)(c)	16,400	2,623,508
Varian Medical Systems, Inc.(a)(c)	20,500	1,897,480
Veracyte, Inc.(a)(c)	145,535	1,178,834
		83,133,069

Industrials 15.42%
Allegion PLC(a)(b)	71,400	3,856,314
Allison Transmission Holdings, Inc.(a)(b)(d)	107,377	3,363,048
Armstrong World Industries, Inc.(a)(c)	145,000	7,351,500
Colfax Corp.(c)	66,000	2,990,460
FANUC Corp.	17,900	3,031,857
FLIR Systems, Inc.(a)(b)	125,600	3,793,120
GEA Group AG	54,039	2,457,523
IHI Corp.	431,044	2,275,801
Kirby Corp.(a)(c)	9,000	652,410
KLX, Inc.(c)	45,000	1,768,950
Mitsubishi Heavy Industries, Ltd.	302,000	1,684,750
Owens Corning	4,400	176,220
Roper Industries, Inc.(a)(b)	20,900	3,225,706
Toshiba Corp.	186,000	751,729
ViaSat, Inc.(a)(b)(c)	69,242	3,892,785
Wesco Aircraft Holdings, Inc.(a)(b)(c)	205,500	2,679,720
		43,951,893

Information Technology 20.29%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	3,085	274,812
Apple, Inc.(a)	10,300	1,206,748
Applied Materials, Inc.(a)	70,800	1,617,072
Baidu, Inc. - Sponsored ADR(c)	16,196	3,529,432
eBay, Inc.(a)(b)(c)	48,930	2,593,290
Electronics For Imaging, Inc.(c)	40,200	1,553,730
EMC Corp.(a)	79,300	2,056,249
Facebook, Inc. - Class A(c)	45,400	3,446,314
Hitachi Kokusai Electric, Inc.	95,000	1,304,905
Hoya Corp.	25,000	979,094
Lam Research Corp.(a)(b)	99,900	7,636,356
MediaTek, Inc.	83,000	1,272,122
Micron Technology, Inc.(a)(c)	129,000	3,775,185

	Shares	Value
Information Technology (continued)
NXP Semiconductors NV(a)(c)	23,308	$1,849,257
Omron Corp.	21,500	870,582
Pandora Media, Inc.(c)	145,800	2,420,280
Recruit Holdings Co., Ltd.(c)	32,000	937,410
salesforce.com, Inc.(c)	62,400	3,522,480
Samsung Electronics Co., Ltd.	2,589	3,231,515
Spansion, Inc. - Class A(a)(c)	78,300	2,776,518
Western Digital Corp.(a)	16,300	1,584,849
Western Union Co.(a)(b)	552,439	9,391,463
		57,829,663

Materials 2.25%
Berry Plastics Group, Inc.(a)(b)(c)	65,747	2,223,563
Graphic Packaging Holding Co.(a)(b)(c)	182,887	2,648,204
WR Grace & Co.(c)	17,700	1,534,236
		6,406,003

Telecommunication Services 0.68%
China Mobile, Ltd.	75,500	998,252
Nippon Telegraph & Telephone Corp.	15,900	950,507
		1,948,759

TOTAL COMMON STOCKS
(Cost $359,576,610)		375,658,490

EXCHANGE TRADED FUNDS 0.80%
CSOP FTSE China A50 ETF	1,349,400	2,276,764

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,090,845)		2,276,764

PARTICIPATION NOTES 1.25%
Consumer Discretionary 0.52%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15	360,000	1,473,748

	Shares	Value
Consumer Staples 0.73%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/15	31,000	$878,672
Yongui Superstores Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/07/15	857,435	1,222,164
		2,100,836

TOTAL PARTICIPATION NOTES
(Cost $3,223,444)		3,574,584

WARRANTS 0.04%
Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	195,720	97,860

TOTAL WARRANTS
(Cost $1,957)		97,860

	Number of
	Contracts	Value
PURCHASED OPTIONS 0.00%(f)
Call Options Purchased 0.00%(f)
eBay, Inc., Expires April 2015, Exercise Price $60.00	489	18,338

TOTAL Call Options Purchased
(Cost $63,100)		18,338

TOTAL PURCHASED OPTIONS
(Cost $63,100)		18,338

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 2.02%
Bank of America Corp.
Series X, Perpetual Maturity, 6.250%(g)(h)	$1,250,000	1,284,512
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(g)(h)	1,250,000	1,192,500
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(a)(g)(h)	500,000	487,725
Stifel Financial Corp.
07/18/2024, 4.250% (a)	750,000	790,558

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
SunTrust Banks, Inc.
Perpetual Maturity, 5.625% (a)(g)(h)	$1,950,000	$1,991,438

TOTAL CORPORATE BONDS
(Cost $5,603,671)		5,746,733

ASSET/MORTGAGE BACKED SECURITIES 1.24%
Government National Mortgage Association
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,879,401	1,916,784
Series 2014-120, Class AC, 04/16/2056, 2.650%(g)	1,592,891	1,612,358

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $3,544,836)		3,529,142

GOVERNMENT & AGENCY OBLIGATIONS 5.79%
U.S. Treasury Bonds
05/15/2030, 6.250% (a)	1,900,000	2,972,907
02/15/2031, 5.375% (a)	1,900,000	2,783,352
11/15/2041, 3.125% (a)	2,400,000	2,853,187
02/15/2042, 3.125% (a)	2,000,000	2,375,624
11/15/2042, 2.750% (a)	5,000,000	5,533,985

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $14,537,154)		16,519,055

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS 8.17%
Money Market Fund 7.29%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.062% 7-day yield)	20,779,791	20,779,791

U.S. Treasury Bills 0.88%
U.S. Treasury Bills Discount Notes
02/26/2015, 0.015%(a)(i)	$2,500,000	2,499,973

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,279,764)		23,279,764

Total Investments - 151.09%
(Cost $411,921,381)		430,700,730

Liabilities in Excess of Other Assets - (51.09%)(j)		(145,643,653)

NET ASSETS - 100.00%		$285,057,077

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (27.97%)
Consumer Discretionary (3.52%)
Auto Components (0.52%)
Johnson Controls, Inc.	(31,600)	$(1,468,452)

Hotels (2.02%)
MGM Resorts International	(175,100)	(3,410,948)
Wynn Resorts, Ltd.	(15,800)	(2,337,610)
		(5,748,558)
Internet & Catalog Retail (0.47%)
Expedia, Inc.	(15,700)	(1,349,101)

Media (0.51%)
Cablevision Systems Corp. - New York Group A Shares	(77,000)	(1,456,840)

TOTAL CONSUMER DISCRETIONARY		(10,022,951)

Financials (3.30%)
Capital Markets (0.32%)
Mediobanca SpA	(103,985)	(903,598)

Commercial Banks (2.28%)
BNP Paribas S.A.	(23,681)	(1,251,676)
Credit Agricole S.A.	(60,002)	(716,331)
HSBC Holdings PLC	(236,000)	(2,205,565)
Societe Generale S.A.	(18,993)	(769,094)
Zions Bancorporation	(64,500)	(1,545,420)
		(6,488,086)
Diversified Financials (0.30%)
NASDAQ OMX Group, Inc.	(19,000)	(866,400)

Real Estate Management & Development (0.40%)
China Resources Land, Ltd.	(448,000)	(1,148,851)

TOTAL FINANCIALS		(9,406,935)

Health Care (8.56%)
Amgen, Inc.	(9,030)	(1,374,908)
athenahealth, Inc.	(7,985)	(1,115,584)
Cigna Corp.	(32,300)	(3,450,609)
Hospira, Inc.	(36,300)	(2,302,509)
Humana, Inc.	(10,700)	(1,566,908)
Medicines Co.	(70,800)	(2,029,836)
Merck & Co., Inc.	(36,400)	(2,194,192)
PerkinElmer, Inc.	(76,900)	(3,515,099)
St. Jude Medical, Inc.	(22,000)	(1,449,140)
Stryker Corp.	(9,500)	(864,975)
Thermo Fisher Scientific, Inc.	(2,000)	(250,420)
UnitedHealth Group, Inc.	(11,600)	(1,232,500)
Waters Corp.	(25,600)	(3,047,680)
		(24,394,360)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Industrials (6.43%)
Alfa Laval AB	(53,336)	$(991,404)
Caterpillar, Inc.	(25,600)	(2,047,232)
Dover Corp.	(21,100)	(1,477,844)
Emerson Electric Co.	(39,900)	(2,271,906)
Komatsu, Ltd.	(39,200)	(778,459)
Pentair PLC	(23,300)	(1,440,173)
Precision Castparts Corp.	(3,100)	(620,310)
Rockwell Automation, Inc.	(27,500)	(2,995,300)
Rolls-Royce Holdings PLC	(50,748)	(681,433)
Rolls-Royce Holdings Preference - C Shares(e)	(72,861)	(110)
Sandvik AB	(133,954)	(1,405,237)
SPX Corp.	(25,400)	(2,122,678)
Wartsila OYJ Abp	(32,000)	(1,487,260)
		(18,319,346)

Information Technology (2.64%)
Altera Corp.	(69,900)	(2,301,457)
International Business Machines Corp.	(13,700)	(2,100,347)
Paychex, Inc.	(14,200)	(642,692)
Xilinx, Inc.	(64,700)	(2,495,803)
		(7,540,299)

Materials (3.16%)
Anglo American PLC	(234,131)	(3,924,976)
Bemis Co., Inc.	(30,000)	(1,329,000)
BHP Billiton, Ltd.	(34,880)	(794,529)
Glencore International PLC	(595,584)	(2,232,805)
United States Steel Corp.	(29,700)	(725,868)
		(9,007,178)

Utilities (0.36%)
Hong Kong & China Gas Co., Ltd.	(453,000)	(1,040,130)

TOTAL COMMON STOCKS
(Proceeds $81,849,859)		(79,731,199)

EXCHANGE TRADED FUNDS (19.33%)
Health Care Select Sector SPDR® Fund	(82,400)	(5,707,848)
iShares® MSCI Emerging Markets ETF	(271,251)	(10,584,214)
iShares® Nasdaq Biotechnology ETF	(13,468)	(4,331,982)
iShares® Russell 2000® ETF	(23,579)	(2,728,090)
Market Vectors® Oil Service ETF	(117,300)	(3,894,360)
Market Vectors® Semiconductor ETF	(37,400)	(1,970,606)
Powershares QQQ ™ Trust Series 1	(14,500)	(1,465,950)
SPDR® S&P 500® ETF Trust	(122,450)	(24,425,102)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
EXCHANGE TRADED FUNDS (continued)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $52,060,028)		$(55,108,152)

TOTAL SECURITIES SOLD SHORT
(Proceeds $133,909,887)		$(134,839,351)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of January 31, 2015, the aggregate market value of those securities was $284,958,771 representing 99.97% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2015, these securities had an aggregate market value of $6,363,100 or 2.23% of net assets.

(e)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2015, these securities had an aggregate market value of $766,390  or 0.27% of total net assets.

(f)	Less than 0.005% of net assets.
(g)	Floating or variable rate security - rate disclosed as of January 31, 2015.
(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(j)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	102	03/17/2015	$(10,855,350)	$(138,159)
				$(10,855,350)	$(138,159)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$1,408,630	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	$75,840
Morgan Stanley	Bharti Infratel, Ltd.	971,807	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	434,574
Morgan Stanley	E Fund ChiNext Price Index ETF	869,472	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	114,610
Morgan Stanley	Housing Development Finance Corp.	1,122,273	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	271,807
Credit Suisse	ICICI Bank, Ltd.	1,205,596	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	28,425
Credit Suisse	Tata Motors, Ltd.	1,203,122	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	122,273
		$6,780,900				$1,047,529

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Morgan Stanley	Mahindra & Mahindra, Ltd.	$931,500	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$(35,340)
		$7,712,400				$1,012,189

Clough Global Opportunities Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 122.10%
Consumer Discretionary 31.57%
Automobiles 0.76%
Ford Motor Co.	255,600	$3,759,876
Great Wall Motor Co., Ltd. - Class H	287,500	1,652,171
		5,412,047

Consumer Services 0.52%
Starbucks Corp.	42,400	3,711,272

Diversified Consumer Services 0.84%
Service Corp. International(a)(b)	264,300	5,981,109

Hotels 3.04%
SeaWorld Entertainment, Inc.(a)(b)	453,200	7,935,532
Wyndham Worldwide Corp.(a)(b)	163,420	13,692,962
		21,628,494

Household Durables 7.95%
DR Horton, Inc.(a)(b)	924,562	22,670,260
Lennar Corp. - Class A(a)(b)	460,000	20,658,600
Man Wah Holdings, Ltd.	3,446,092	2,951,647
PulteGroup, Inc.(a)(b)	503,169	10,360,250
		56,640,757

Internet & Catalog Retail 4.44%
Liberty Interactive Corp. - Class A(a)(b)(c)	261,502	7,154,695
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	230,232	5,511,754
Liberty Ventures - Series A(a)(b)(c)	336,671	12,574,662
Priceline Group, Inc.(a)(b)(c)	6,349	6,409,188
		31,650,299

Media 6.03%
Comcast Corp. - Class A(a)(b)	181,800	9,661,761
IMAX Corp.(a)(b)(c)	210,300	7,009,299
Liberty Broadband Corp. - Class A(a)(b)(c)	52,014	2,313,062
Liberty Broadband Corp. - Class C(a)(b)(c)	225,367	10,006,295
Liberty Media Corp. - Class A(a)(b)(c)	208,056	7,084,307
Liberty Media Corp. - Class C(a)(b)(c)	201,912	6,889,237
		42,963,961

	Shares	Value
Consumer Discretionary (continued)
Multiline Retailing 0.30%
Don Quijote Holdings Co., Ltd.	29,000	$2,128,757

Specialty Retail 6.42%
AutoNation, Inc.(a)(b)(c)	243,209	14,500,121
CarMax, Inc.(a)(b)(c)	109,000	6,768,900
Lumber Liquidators Holdings, Inc.(c)	191,300	12,080,595
Signet Jewelers, Ltd.(a)(b)	102,046	12,358,791
		45,708,407

Textiles 1.27%
Michael Kors Holdings, Ltd.(a)(b)(c)	127,900	9,054,041

TOTAL CONSUMER DISCRETIONARY		224,879,144

Consumer Staples 0.70%
Suntory Beverage & Food, Ltd.	44,500	1,570,744
Vinda International Holdings, Ltd.	2,060,714	3,413,125
		4,983,869

Energy 2.14%
Cheniere Energy, Inc.(a)(c)	161,700	11,542,146
Phillips 66(a)(b)	21,181	1,489,448
Tesoro Corp.	11,974	978,635
Western Refining, Inc.(a)	33,900	1,258,707
		15,268,936

Financials 23.10%
Business Development Corporations 1.13%
Ares Capital Corp.(a)(b)	484,500	8,066,925

Capital Markets 2.42%
Daiwa Securities Group, Inc.	381,000	2,798,369
Morgan Stanley(a)(b)	426,513	14,420,405
		17,218,774

Commercial Banks 1.84%
Bank of China, Ltd. - Class H	4,695,000	2,628,420
BOC Hong Kong Holdings, Ltd.	601,000	2,112,567
First Republic Bank(a)(b)	163,700	8,335,604
		13,076,591

Diversified Financials 9.52%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	764,522	6,016,788
Bank of America Corp.(a)	2,093,710	31,719,707
Citigroup, Inc.(a)(b)	640,262	30,060,301
		67,796,796

	Shares	Value
Financials (continued)
Insurance 2.36%
American International Group, Inc.(a)(b)	303,000	$14,807,610
Genworth Financial, Inc. - Class A(a)(b)(c)	291,731	2,036,282
		16,843,892

Real Estate Investment Trusts 3.48%
PennyMac Mortgage Investment Trust(a)	406,991	9,161,367
Two Harbors Investment Corp.(a)	1,511,100	15,594,552
		24,755,919

Real Estate Management & Development 0.52%
Leopalace21 Corp.(c)	566,800	3,702,083

Thrifts & Mortgage Finance 1.83%
Ladder Capital Corp. - REIT(a)(c)	123,096	2,309,281
MGIC Investment Corp.(a)(c)	1,262,785	10,758,928
		13,068,209

TOTAL FINANCIALS		164,529,189

Health Care 28.28%
AbbVie, Inc.(a)(b)	55,100	3,325,285
Acceleron Pharma, Inc.(a)(c)	112,496	4,440,217
Accuray, Inc.(a)(b)(c)	732,100	5,395,577
Actavis PLC(a)(c)	28,600	7,623,044
Aegerion Pharmaceuticals, Inc.(a)(c)	93,100	2,161,782
Akorn, Inc.(a)(b)(c)	191,000	8,132,780
Alkermes PLC(a)(b)(c)	48,500	3,504,125
Anthem, Inc.(a)(b)	16,450	2,220,092
Auris Medical Holding AG(c)	62,300	246,708
Bristol-Myers Squibb Co.(a)(b)	113,600	6,846,672
Centene Corp.(a)(b)(c)	16,885	1,843,167
Cerner Corp.(a)(c)	94,800	6,289,980
Community Health Systems, Inc.(a)(b)(c)	192,400	9,056,268
Dynavax Technologies Corp.(a)(c)	236,999	4,052,683
Endo International PLC(a)(b)(c)	129,900	10,341,339
Gilead Sciences, Inc.(a)(c)	59,400	6,226,902
GW Pharmaceuticals PLC - ADR(a)(b)(c)	49,300	3,597,421
HCA Holdings, Inc.(a)(b)(c)	136,447	9,660,448
Healthways, Inc.(c)	183,263	3,778,883
Hologic, Inc.(a)(b)(c)	248,300	7,539,629
Illumina, Inc.(a)(c)	39,900	7,788,081
Intrexon Corp.(a)(c)	187,223	5,375,172
Intuitive Surgical, Inc.(c)	11,794	5,831,897
Jazz Pharmaceuticals PLC(a)(b)(c)	30,343	5,138,284
LifePoint Hospitals, Inc.(a)(b)(c)	79,276	5,171,966
PAREXEL International Corp.(c)	76,800	4,681,728
Perrigo Co. PLC(a)	43,684	6,628,610
Pfizer, Inc.(a)	189,100	5,909,375

	Shares	Value
Health Care (continued)
Puma Biotechnology, Inc.(c)	27,800	$5,868,024
Salix Pharmaceuticals, Ltd.(a)(c)	11,290	1,520,424
Sanofi - ADR(a)	180,850	8,335,377
Select Medical Holdings Corp.(a)	208,983	2,825,450
Shire PLC - ADR(a)(b)	43,200	9,472,032
Team Health Holdings, Inc.(a)(c)	132,493	6,849,888
Valeant Pharmaceuticals International, Inc.(a)(c)	41,100	6,574,767
Varian Medical Systems, Inc.(c)	51,200	4,739,072
Veracyte, Inc.(a)(c)	304,868	2,469,431
		201,462,580

Industrials 14.88%
Allegion PLC(a)(b)	177,800	9,602,978
Allison Transmission Holdings, Inc.(a)(b)(d)	268,210	8,400,337
Armstrong World Industries, Inc.(a)(c)	362,200	18,363,540
Colfax Corp.(c)	165,100	7,480,681
FANUC Corp.	44,600	7,554,237
FLIR Systems, Inc.(a)(b)	319,800	9,657,960
GEA Group AG	134,915	6,135,507
IHI Corp.	470,000	2,481,478
Kirby Corp.(a)(c)	22,600	1,638,274
KLX, Inc.(c)	112,200	4,410,582
Mitsubishi Heavy Industries, Ltd.	768,000	4,284,398
Owens Corning	11,100	444,555
Roper Industries, Inc.(a)(b)	52,300	8,071,982
Toshiba Corp.	465,000	1,879,324
ViaSat, Inc.(a)(b)(c)	158,435	8,907,216
Wesco Aircraft Holdings, Inc.(a)(c)	511,600	6,671,264
		105,984,313

Information Technology 18.44%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	7,800	694,824
Apple, Inc.(a)	25,700	3,011,012
Applied Materials, Inc.(a)	176,500	4,031,260
Baidu, Inc. - Sponsored ADR(c)	40,320	8,786,534
eBay, Inc.(a)(b)(c)	121,968	6,464,304
EMC Corp.(a)	198,000	5,134,140
Facebook, Inc. - Class A(c)	113,900	8,646,149
Hoya Corp.	63,300	2,479,066
Lam Research Corp.(a)(b)	248,400	18,987,696
MediaTek, Inc.	207,000	3,172,640
Micron Technology, Inc.(a)(c)	321,800	9,417,477
NXP Semiconductors NV(a)(c)	61,586	4,886,233
Omron Corp.	53,800	2,178,481
Recruit Holdings Co., Ltd.(c)	80,100	2,346,453
salesforce.com, Inc.(c)	155,700	8,789,265
Samsung Electronics Co., Ltd.	6,447	8,046,960
Spansion, Inc. - Class A(a)(c)	194,900	6,911,154
Western Digital Corp.(a)	40,900	3,976,707

	Shares	Value
Information Technology (continued)
Western Union Co.(a)(b)	1,378,041	$23,426,697
		131,387,052

Materials 2.30%
Berry Plastics Group, Inc.(a)(b)(c)	167,653	5,670,025
Graphic Packaging Holding Co.(a)(b)(c)	475,732	6,888,599
WR Grace & Co.(c)	44,500	3,857,260
		16,415,884

Telecommunication Services 0.69%
China Mobile, Ltd.	187,500	2,479,103
Nippon Telegraph & Telephone Corp.	40,100	2,397,190
		4,876,293

TOTAL COMMON STOCKS
(Cost $834,115,804)		869,787,260

EXCHANGE TRADED FUNDS 0.80%
CSOP FTSE China A50 ETF	3,357,200	5,664,406

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,201,855)		5,664,406

PARTICIPATION NOTES 1.25%
Consumer Discretionary 0.52%
Zhengzhou Yutong Bus Co., Ltd - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15	896,700	3,670,861

Consumer Staples 0.73%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/09/15	77,200	2,188,177
Yongui Superstores Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/07/15	2,135,772	3,044,270
		5,232,447

TOTAL PARTICIPATION NOTES
(Cost $8,028,663)		8,903,308

	Shares	Value
WARRANTS 0.03%
Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	487,322	$243,661

TOTAL WARRANTS
(Cost $4,873)		243,661

	Number of
	Contracts	Value
PURCHASED OPTIONS 0.01%
Call Options Purchased 0.01%
eBay, Inc., Expires April 2015, Exercise Price $60.00	1,219	45,712

TOTAL Call Options Purchased
(Cost $157,298)		45,712

TOTAL PURCHASED OPTIONS
(Cost $157,298)		45,712

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 3.43%
Bank of America Corp.
Series X, Perpetual Maturity, 6.250%(e)(f)	$3,000,000	3,082,830
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(e)(f)	3,000,000	2,862,000
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(a)(e)(f)	5,200,000	5,072,340
Prudential Financial, Inc.
03/15/2044, 5.200% (e)	4,000,000	4,045,000
Stifel Financial Corp.
07/18/2024, 4.250% (a)	1,800,000	1,897,339
SunTrust Banks, Inc.
Perpetual Maturity, 5.625% (a)(e)(f)	4,800,000	4,902,000
Western Union Co.
11/17/2036, 6.200%	2,400,000	2,545,572

TOTAL CORPORATE BONDS
(Cost $23,995,898)		24,407,081

ASSET/MORTGAGE BACKED SECURITIES 8.45%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%(a)	2,400,000	2,518,027
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.832%(a)(e)	2,420,352	2,445,209

Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2013-67, Class BP, 07/25/2043, 3.000%(a)	$5,170,000	$5,426,112
Series 2013-132, Class LB, 01/25/2044, 3.000%	3,151,680	3,246,839
Series 2014-26, Class YW, 04/25/2044, 3.500%	1,375,538	1,502,226
Government National Mortgage Association
Series 2014-86, Class A, 11/16/2040, 2.650%	1,610,839	1,649,649
Series 2014-112, Class AB, 12/16/2040, 2.350%	4,846,876	4,943,286
Series 2014-81, Class EC, 12/20/2042, 2.000%	4,718,974	4,851,912
Series 2014-28, Class A, 01/16/2046, 2.000%	2,164,399	2,177,346
Series 2015-2, Class VA, 12/16/2049, 2.500%	5,600,000	5,688,575
Series 2014-120, Class A, 04/16/2056, 2.800%(e)	3,671,824	3,751,870
Series 2014-120, Class AC, 04/16/2056, 2.650%(e)	6,212,276	6,288,196
Small Business Administration Participation Certificates
Series 2012-20J, Class 1, 10/01/2032, 2.180%	8,290,489	8,304,815
Series 2013-20E, Class 1, 05/01/2033, 2.070%	7,473,799	7,409,809

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $58,548,364)		60,203,871

GOVERNMENT & AGENCY OBLIGATIONS 7.19%
U.S. Treasury Bonds
05/15/2030, 6.250% (a)	4,900,000	7,666,971
02/15/2031, 5.375% (a)	9,700,000	14,209,743
11/15/2041, 3.125% (a)	6,100,000	7,251,851
02/15/2042, 3.125% (a)	6,500,000	7,720,778
11/15/2042, 2.750% (a)	13,000,000	14,388,361

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $45,619,872)		51,237,704

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS 7.17%
Money Market Fund 6.33%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.062% 7-day yield)	45,085,719	45,085,719

U.S. Treasury Bills 0.84%
U.S. Treasury Bills Discount Notes

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
02/26/2015, 0.015%(a)(g)	$6,000,000	$5,999,936

TOTAL SHORT-TERM INVESTMENTS
(Cost $51,085,655)		51,085,655

Total Investments - 150.43%
(Cost $1,026,758,282)		1,071,578,658

Liabilities in Excess of Other Assets - (50.43%)(h)		(359,241,259)

NET ASSETS - 100.00%		$712,337,399

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (27.94%)
Consumer Discretionary (3.50%)
Auto Components (0.51%)
Johnson Controls, Inc.	(78,300)	$(3,638,601)

Hotels (2.01%)
MGM Resorts International	(436,600)	(8,504,968)
Wynn Resorts, Ltd.	(39,375)	(5,825,531)
		(14,330,499)
Internet & Catalog Retail (0.47%)
Expedia, Inc.	(38,800)	(3,334,084)

Media (0.51%)
Cablevision Systems Corp. - New York Group A Shares	(192,100)	(3,634,532)

TOTAL CONSUMER DISCRETIONARY		(24,937,716)

Financials (3.31%)
Capital Markets (0.32%)
Mediobanca SpA	(261,100)	(2,268,880)

Commercial Banks (2.29%)
BNP Paribas S.A.	(59,180)	(3,128,002)
Credit Agricole S.A.	(156,621)	(1,869,812)
HSBC Holdings PLC	(588,800)	(5,502,697)
Societe Generale S.A.	(47,374)	(1,918,341)
Zions Bancorporation	(160,700)	(3,850,372)
		(16,269,224)
Diversified Financials (0.30%)
NASDAQ OMX Group, Inc.	(47,067)	(2,146,255)

Real Estate Management & Development (0.40%)
China Resources Land, Ltd.	(1,120,000)	(2,872,129)

TOTAL FINANCIALS		(23,556,488)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Health Care (8.54%)
Amgen, Inc.	(22,450)	$(3,418,237)
athenahealth, Inc.	(19,789)	(2,764,721)
Cigna Corp.	(80,600)	(8,610,498)
Hospira, Inc.	(90,700)	(5,753,101)
Humana, Inc.	(26,800)	(3,924,592)
Medicines Co.	(176,500)	(5,060,255)
Merck & Co., Inc.	(90,600)	(5,461,368)
PerkinElmer, Inc.	(191,600)	(8,758,036)
St. Jude Medical, Inc.	(55,000)	(3,622,850)
Stryker Corp.	(23,672)	(2,155,335)
Thermo Fisher Scientific, Inc.	(5,100)	(638,571)
UnitedHealth Group, Inc.	(29,000)	(3,081,250)
Waters Corp.	(63,832)	(7,599,200)
		(60,848,014)

Industrials (6.43%)
Alfa Laval AB	(132,588)	(2,464,533)
Caterpillar, Inc.	(64,000)	(5,118,080)
Dover Corp.	(52,800)	(3,698,112)
Emerson Electric Co.	(99,400)	(5,659,836)
Komatsu, Ltd.	(97,600)	(1,938,203)
Pentair PLC	(58,200)	(3,597,342)
Precision Castparts Corp.	(7,900)	(1,580,790)
Rockwell Automation, Inc.	(69,000)	(7,515,480)
Rolls-Royce Holdings PLC	(126,120)	(1,693,512)
Rolls-Royce Holdings Preference - C Shares(i)	(181,079)	(273)
Sandvik AB	(335,134)	(3,515,703)
SPX Corp.	(63,400)	(5,298,338)
Wartsila OYJ Abp	(79,600)	(3,699,560)
		(45,779,762)

Information Technology (2.65%)
Altera Corp.	(175,300)	(5,771,752)
International Business Machines Corp.	(34,100)	(5,227,871)
Paychex, Inc.	(35,400)	(1,602,204)
Xilinx, Inc.	(162,400)	(6,264,580)
		(18,866,407)

Materials (3.15%)
Anglo American PLC	(584,603)	(9,800,295)
Bemis Co., Inc.	(74,700)	(3,309,210)
BHP Billiton, Ltd.	(86,851)	(1,978,372)
Glencore International PLC	(1,483,446)	(5,561,341)
United States Steel Corp.	(74,000)	(1,808,560)
		(22,457,778)

Utilities (0.36%)
Hong Kong & China Gas Co., Ltd.	(1,128,000)	(2,589,993)

TOTAL COMMON STOCKS
(Proceeds $204,267,300)		(199,036,158)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
EXCHANGE TRADED FUNDS (19.52%)
Health Care Select Sector SPDR® Fund	(205,900)	$(14,262,693)
iShares® MSCI Emerging Markets ETF	(676,065)	(26,380,056)
iShares® Nasdaq Biotechnology ETF	(33,453)	(10,760,157)
iShares® Russell 2000® ETF	(55,724)	(6,447,267)
Market Vectors® Oil Service ETF	(292,200)	(9,701,040)
Market Vectors® Semiconductor ETF	(93,700)	(4,937,053)
Powershares QQQ ™ Trust Series 1	(36,500)	(3,690,150)
SPDR® S&P 500® ETF Trust	(315,250)	(62,882,918)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $130,998,980)		(139,061,334)

TOTAL SECURITIES SOLD SHORT
(Proceeds $335,266,280)		$(338,097,492)

(a)
Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short, or borrowings. As of January 31, 2015, the aggregate market value of those securities was $714,101,526 representing 100.25% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2015.
(c)	Non-income producing security.
(d)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2015, these securities had an aggregate market value of $14,660,786 or 2.06% of net assets.

(e)	Floating or variable rate security - rate disclosed as of January 31, 2015.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.
(i)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of January 31, 2015, this security had an aggregate market value of $(273), which is less than 0.005% of total net assets.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Foreign Currency Contracts
Japanese Yen Currency Future	Short	224	03/17/2015	$(23,839,200)	$(303,408)
				$(23,839,200)	$(303,408)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Credit Suisse	Bharti Airtel, Ltd.	$3,515,155	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	$189,257
Morgan Stanley	Bharti Infratel, Ltd.	2,548,036	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	1,139,434
Morgan Stanley	E Fund ChiNext Price Index ETF	2,166,018	55 bps + 1D FEDEF	1 D FEDEF	01/05/2017	285,514
Morgan Stanley	Housing Development Finance Corp.	2,800,157	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	676,972
Credit Suisse	ICICI Bank, Ltd.	3,000,858	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	70,897
Credit Suisse	Tata Motors, Ltd.	3,007,018	75 bps + FIXED 1M LIBOR .1705%	1 M LIBOR	11/30/2015	304,977
		$17,037,242				$2,667,051

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Depreciation
Morgan Stanley	Mahindra & Mahindra, Ltd.	$2,323,369	30 bps + 1D FEDEF	1 D FEDEF	12/27/2016	$(88,145)
		$19,360,611				$2,578,906

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)
AB - Aktiebolag is the Swedish equivalent of the term corporation
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
Bps - Basis Points
ETF - Exchange Traded Fund
FTSE - Financial Times and the London Stock Exchange
LIBOR - London Interbank Offered Rate
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC - Public Limited Liability
S.A. - Generally designates corporations in various countries, mostly those employing the civil law
SpA - Societa` Per Azioni is an Italian shared company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

CLOUGH GLOBAL FUNDS
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval.  Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest.  The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP.  The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on October 31, 2014.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Board of Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent.  If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2015, in valuing each Fund’s investments carried at value.  The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the period ended January 31, 2015.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$53,947,642	$–	$–	$53,947,642
Consumer Staples	1,169,995	–	–	1,169,995
Energy	3,675,868	–	–	3,675,868
Financials	40,799,767	–	–	40,799,767
Health Care	48,617,110	–	–	48,617,110
Industrials	25,458,463	–	–	25,458,463
Information Technology	31,650,113	–	–	31,650,113
Materials	3,909,426	–	–	3,909,426
Telecommunication Services	1,162,898	–	–	1,162,898
Exchange Traded Funds	1,367,003	–	–	1,367,003
Participation Notes	–	2,148,530	–	2,148,530
Warrants	58,479	–	–	58,479
Purchased Options	10,950	–	–	10,950
Corporate Bonds	–	6,152,833	–	6,152,833
Asset/Mortgage Backed Securities	–	14,507,493	–	14,507,493
Government & Agency Obligations	–	13,239,094	–	13,239,094
Short-Term Investments
Money Market Fund	9,936,088	–	–	9,936,088
U.S. Treasury Bills	–	1,499,984	–	1,499,984
TOTAL	$221,763,802	$37,547,934	$–	$259,311,736

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$638,403	$–	$638,403

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(6,010,895)	–	–	(6,010,895)
Financials	(5,675,703)	–	–	(5,675,703)
Health Care	(14,674,641)	–	–	(14,674,641)
Industrials	(11,048,640)	(66)	–	(11,048,706)
Information Technology	(4,553,869)	–	–	(4,553,869)
Materials	(5,415,349)	–	–	(5,415,349)
Utilities	(626,833)	–	–	(626,833)
Exchange Traded Funds	(33,345,532)	–	–	(33,345,532)
Futures Contracts	(73,143)	–	–	(73,143)
Total Return Swap Contracts**	–	(21,308)	–	(21,308)

Clough Global Allocation Fund (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
TOTAL	$(81,424,605)	$617,029	$–	$(80,807,576)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$99,783,271	$–	$–	$99,783,271
Consumer Staples	2,739,774	–	–	2,739,774
Energy	6,596,665	–	–	6,596,665
Financials	73,269,393	–	–	73,269,393
Health Care	82,366,569	766,500	–	83,133,069
Industrials	43,951,893	–	–	43,951,893
Information Technology	57,829,663	–	–	57,829,663
Materials	6,406,003	–	–	6,406,003
Telecommunication Services	1,948,759	–	–	1,948,759
Exchange Traded Funds	2,276,764	–	–	2,276,764
Participation Notes	–	3,574,584	–	3,574,584
Warrants	97,860	–	–	97,860
Purchased Options	18,338	–	–	18,338
Corporate Bonds	–	5,746,733	–	5,746,733
Asset/Mortgage Backed Securities	–	3,529,142	–	3,529,142
Government & Agency Obligations	–	16,519,055	–	16,519,055
Short-Term Investments
Money Market Fund	20,779,791	–	–	20,779,791
U.S. Treasury Bills	–	2,499,973	–	2,499,973
TOTAL	$398,064,743	$32,635,987	$–	$430,700,730

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$1,047,529	$–	$1,047,529

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(10,022,951)	–	–	(10,022,951)
Financials	(9,406,935)	–	–	(9,406,935)
Health Care	(24,394,360)	–	–	(24,394,360)
Industrials	(18,319,236)	(110)	–	(18,319,346)
Information Technology	(7,540,299)	–	–	(7,540,299)
Materials	(9,007,178)	–	–	(9,007,178)
Utilities	(1,040,130)	–	–	(1,040,130)
Exchange Traded Funds	(55,108,152)	–	–	(55,108,152)
Futures Contracts	(138,159)	–	–	(138,159)
Total Return Swap Contracts**	–	(35,340)	–	(35,340)
TOTAL	$(134,977,400)	$1,012,079	$–	$(133,965,321)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$224,879,144	$–	$–	$224,879,144
Consumer Staples	4,983,869	–	–	4,983,869
Energy	15,268,936	–	–	15,268,936
Financials	164,529,189	–	–	164,529,189
Health Care	201,462,580	–	–	201,462,580
Industrials	105,984,313	–	–	105,984,313
Information Technology	131,387,052	–	–	131,387,052
Materials	16,415,884	–	–	16,415,884
Telecommunication Services	4,876,293	–	–	4,876,293
Exchange Traded Funds	5,664,406	–	–	5,664,406
Participation Notes	–	8,903,308	–	8,903,308
Warrants	243,661	–	–	243,661
Purchased Options	45,712	–	–	45,712
Corporate Bonds	–	24,407,081	–	24,407,081
Asset/Mortgage Backed Securities	–	60,203,871	–	60,203,871
Government & Agency Obligations	–	51,237,704	–	51,237,704
Short-Term Investments
Money Market Fund	45,085,719	–	–	45,085,719
U.S. Treasury Bills	–	5,999,936	–	5,999,936
TOTAL	$920,826,758	$150,751,900	$–	$1,071,578,658

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$2,667,051	$–	$2,667,051

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	(24,937,716)	–	–	(24,937,716)
Financials	(23,556,488)	–	–	(23,556,488)
Health Care	(60,848,014)	–	–	(60,848,014)
Industrials	(45,779,489)	(273)	–	(45,779,762)
Information Technology	(18,866,407)	–	–	(18,866,407)
Materials	(22,457,778)	–	–	(22,457,778)
Utilities	(2,589,993)	–	–	(2,589,993)
Exchange Traded Funds	(139,061,334)	–	–	(139,061,334)
Futures Contracts	(303,408)	–	–	(303,408)
Total Return Swap Contracts**	–	(88,145)	–	(88,145)
TOTAL	$(338,400,627)	$2,578,633	$–	$(335,821,994)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

For the three months ended January 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Each Fund’s obligation to replace the borrowed security will be secured by collateral, usually cash or other liquid securities.  A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.  Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the three months ended January 31, 2015, was as follows:

Clough Global Allocation Fund
	Written Call	Options	Written Put	Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2014	(282)	$34,512	–	$–
Positions opened	(292)	35,130	–	–
Closed	508	(53,936)	–	–
Exercised	66	(15,706)	–	–
Expired	–	–	–	–
Outstanding, January 31, 2015	–	$–	–	$–
Market Value, January 31, 2015		$–		$–

Clough Global Equity Fund
	Written Call	Options	Written Put	Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2014	(605)	$74,170	–	$–
Positions opened	(659)	73,099	–	–
Closed	979	(105,629)	–	–
Exercised	285	(41,640)	–	–
Expired	–	–	–	–
Outstanding, January 31, 2015	–	$–	–	$–
Market Value, January 31, 2015		$–		$–

Clough Global Opportunities Fund
	Written Call	Options	Written Put	Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2014	(1,208)	$148,937	–	$–
Positions opened	(1,219)	146,688	–	–
Closed	2,141	(227,564)	–	–
Exercised	286	(68,061)	–	–
Expired	–	–	–	–
Outstanding, January 31, 2015	–	$–	–	$–
Market Value, January 31, 2015		$–		$–

Futures Contracts: Each Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.  Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

During the three month period ended January 31, 2015, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the period.

2.  TAXES

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2015, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$17,237,764	$31,479,547	$65,397,180
Gross depreciation (excess of tax cost over value)	(7,189,714)	(15,764,714)	(29,276,064)
Net unrealized appreciation	$10,048,050	$15,714,833	$36,121,116
Cost of investments for income tax purposes	$249,263,686	$414,985,897	$1,035,457,542

3.  COMMITTED FACILITY AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.  Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $143,881,130, $239,256,105 and $597,381,666 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% (prior to October 15, 2014, 0.75%) on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the period ended January 31, 2015 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 0.94%. As of January 31, 2015, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on January 31, 2015, was 0.95%.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 30, 2015

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 30, 2015